Trade and Other Payables	12 Months Ended
Mar. 31, 2026
Trade and Other Payables [Abstract]
Trade and other payables
13.	Trade and other payables

	March 31, 2025	March 31, 2026
	US$	US$
Trade payables – third parties	2,568,272	1,990,823
Advance payment from customers	172,821	214,746
Accrued expenses	1,292,291	801,600
Other payables	391,446	33,931
	4,424,830	3,041,100

Trade payables are non-interest bearing and are normally settled on 30 to 60 days’ (2025: 30 to 60 days) credit term.

Advance payment from customers represents payment received from customers prior to delivery of goods. Upon delivery of goods and acceptance by customers, the advance payment will be offset against trade receivable.

Accrued expenses mainly consist of staff cost, contract workers’ cost, interest payables, freight charges and professional fees.

The currency profiles of the Company’s trade and other payables as at the end of each reporting period are as follows:

	March 31, 2025	March 31, 2026
	US$	US$
United States Dollar	3,481,658	2,337,920
Hong Kong Dollar	850,436	607,800
Renminbi	65,328	65,042
Khmer Riel	27,408	30,338
	4,424,830	3,041,100